UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner      New York, New York          08/13/09
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $66,100
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AEROPOSTALE                      COM               007865108    1,028     30,000   SH        OTHER     1 2 3          30,000
ART TECHNOLOGY GROUP INC         COM               04289L107      475    125,000   SH        OTHER     1 2 3         125,000
BORDERS GROUP INC                COM               099709107      368    100,000   SH        OTHER     1 2 3         100,000
BRINKER INTL INC                 COM               109641100      426     25,000   SH        OTHER     1 2 3          25,000
CARTER INC                       COM               146229109    1,230     50,000   SH        OTHER     1 2 3          50,000
CASEYS GEN STORES INC            COM               147528103      514     20,000   SH        OTHER     1 2 3          20,000
CELL THERAPEUTICS INC         WARRANTS             150990596        0    200,295   SH        OTHER     1 2 3         200,295
CENVEO INC                       COM               15670S105      211     50,000   SH        OTHER     1 2 3          50,000
CF INDS HLDGS INC                COM               125269100    2,039     27,500   SH        OTHER     1 2 3          27,500
CITIGROUP INC                 PREFERRED            172967598    4,930    146,900   SH        OTHER     1 2 3         146,900
CITIGROUP INC                    COM               172967101    1,775    597,700   SH   PUT  OTHER     1 2 3         597,700
COLUMBIA LABS INC             WARRANTS             197990195        0    218,747   SH        OTHER     1 2 3         218,747
DATA DOMAIN INC                  COM               23767P109    3,966    118,800   SH        OTHER     1 2 3         118,800
DECKERS OUTDOOR CORP             COM               243537107    1,054     15,000   SH        OTHER     1 2 3          15,000
EMBARQ CORP                      COM               29078E105      841     20,000   SH        OTHER     1 2 3          20,000
EMULEX CORP                      COM               292475209      293     30,000   SH        OTHER     1 2 3          30,000
EMULEX CORP                      COM               292475209      978     10,000   SH  CALL  OTHER     1 2 3          10,000
FOSSIL INC                       COM               349882100    1,084     45,000   SH        OTHER     1 2 3          45,000
FOUNDATION COAL HLDGS INC        COM               35039W100    2,980    106,000   SH        OTHER     1 2 3         106,000
IPC HLDGS LTD                    ORD               G4933P101    1,397     51,100   SH        OTHER     1 2 3          51,100
KELLOGG CO                       COM               487836108      931     20,000   SH        OTHER     1 2 3          20,000
LIGAND PHARMACEUTICALS INC       COM               53220K207      121     42,288   SH        OTHER     1 2 3          42,288
LULULEMON ATHLETICA INC          COM               550021109      977     75,000   SH        OTHER     1 2 3          75,000
MONRO MUFFLER BRAKE INC          COM               610236101      586     22,800   SH        OTHER     1 2 3          22,800
MYR GROUP INC DEL                COM               55405W104      303     15,000   SH        OTHER     1 2 3          15,000
NABI BIOPHARMACEUTICALS          COM               629519109       96     39,590   SH        OTHER     1 2 3          39,590
NATCO GROUP INC                 CL A               63227W203    3,045     92,500   SH        OTHER     1 2 3          92,500
NETAPP INC                       COM               64110D104    1,380     70,000   SH   PUT  OTHER     1 2 3          70,000
NOVA CHEMICALS CORP              COM               66977W109    1,571    265,000   SH        OTHER     1 2 3         265,000
NRG ENERGY INC                   COM               629377508      260     10,000   SH        OTHER     1 2 3          10,000
PENNEY J C INC                   COM               708160106    2,010     70,000   SH        OTHER     1 2 3          70,000
PEPSI BOTTLING GROUP INC         COM               713409100      846     25,000   SH        OTHER     1 2 3          25,000
PETRO-CDA                        COM               71644E102    3,266     85,000   SH        OTHER     1 2 3          85,000
QWEST COMMUNICATIONS INTL IN     COM               749121109      313     75,362   SH        OTHER     1 2 3          75,362
SAPIENT CORP                     COM               803062108      314     50,000   SH        OTHER     1 2 3          50,000
SCHERING PLOUGH CORP             COM               806605101    3,768    150,000   SH        OTHER     1 2 3         150,000
SPDR GOLD TRUST               GOLD SHS             78463V107    1,140     12,500   SH        OTHER     1 2 3          12,500
SPDR TR                      UNIT SER 1            78462F103      460      5,000   SH        OTHER     1 2 3           5,000
STAPLES INC                      COM               855030102    2,422    120,000   SH        OTHER     1 2 3         120,000
STEIN MART INC                   COM               858375108      911    102,800   SH        OTHER     1 2 3         102,800
SUN MICROSYSTEMS INC           COM NEW             866810203    1,567    170,000   SH        OTHER     1 2 3         170,000
THQ INC                        COM NEW             872443403      430     60,000   SH        OTHER     1 2 3          60,000
TJX COS INC NEW                  COM               872540109    2,674     85,000   SH        OTHER     1 2 3          85,000
UNITED STATES NATL GAS  FUND    UNIT               912318102      229     16,500   SH        OTHER     1 2 3          16,500
VIGNETTE CORP                  COM NEW             926734401      855     65,000   SH        OTHER     1 2 3          65,000
WARNACO GROUP INC              COM NEW             934390402    2,138     66,000   SH        OTHER     1 2 3          66,000
WILLIAMS SONOMA INC              COM               969904101    1,050     88,500   SH        OTHER     1 2 3          88,500
WIND RIVER SYSTEMS INC           COM               973149107    2,407    210,000   SH        OTHER     1 2 3         210,000
WYETH                            COM               983024100    4,441     97,842   SH        OTHER     1 2 3          97,842